Document And Entity Information	Apr. 26, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2024
Entity Registrant Name	EAGLE FINANCIAL SERVICES, INC.
Entity Central Index Key	0000880641
Entity Emerging Growth Company	false
Entity File Number	0-20146
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	54-1601306
Entity Address, Address Line One	2 East Main Street
Entity Address, City or Town	Berryville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22611
City Area Code	(540)
Local Phone Number	955-2510
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	None
No Trading Symbol Flag	true
Security Exchange Name	NONE